UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JFR	Nuveen Floating Rate Income Fund Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 156.9% (98.0% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 131.1% (81.8% of Total Investments) (2)

	Aerospace & Defense – 2.5% (1.6% of Total Investments)

$765	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.295%	1-Month LIBOR	2.000%	8/21/24	BB+	$767,286
7,611	Sequa Corporation, Term Loan B	7.408%	3-Month LIBOR	5.000%	11/28/21	B	7,530,142
2,654	Sequa Corporation, Term Loan, Second Lien	11.520%	3-Month LIBOR	9.000%	4/28/22	Caa2	2,610,612
2,899	Transdigm, Inc., Term Loan E	4.802%	1-Month LIBOR	2.500%	5/30/25	Ba2	2,889,694
978	Transdigm, Inc., Term Loan F	4.802%	1-Month LIBOR	2.500%	6/09/23	Ba2	974,551
1,307	Transdigm, Inc., Term Loan G, First Lien	4.802%	1-Month LIBOR	2.500%	8/22/24	Ba2	1,302,618
16,214	Total Aerospace & Defense						16,074,903

	Air Freight & Logistics – 0.9% (0.6% of Total Investments)

2,000	Ceva Group PLC, Term Loan, First Lien	6.136%	3-Month LIBOR	3.750%	8/04/25	BB–	2,006,260
1,651	PAE Holding Corporation, Term Loan B	7.886%	3-Month LIBOR	5.500%	10/20/22	B+	1,660,370
2,166	XPO Logistics, Inc., Term Loan B	4.509%	3-Month LIBOR	2.000%	2/24/25	BBB–	2,173,743
5,817	Total Air Freight & Logistics						5,840,373

	Airlines – 2.3% (1.4% of Total Investments)

4,056	American Airlines, Inc., Replacement Term Loan	4.277%	1-Month LIBOR	2.000%	10/10/21	BB+	4,055,835
3,354	American Airlines, Inc., Term Loan 2025	4.045%	1-Month LIBOR	1.750%	6/27/25	BB+	3,289,655
7,611	American Airlines, Inc., Term Loan B, (DD1)	4.280%	1-Month LIBOR	2.000%	12/14/23	BB+	7,571,695
15,021	Total Airlines						14,917,185

	Auto Components – 0.7% (0.4% of Total Investments)

1,412	DexKo Global, Inc., Term Loan B	5.802%	1-Month LIBOR	3.500%	7/24/24	B1	1,417,890
1,255	Horizon Global Corporation, Term Loan B	8.302%	1-Month LIBOR	6.000%	6/30/21	B2	1,218,997
1,974	Superior Industries International, Inc., Term Loan B	6.302%	1-Month LIBOR	4.000%	5/22/24	B1	1,969,344
4,641	Total Auto Components						4,606,231

	Automobiles – 0.9% (0.6% of Total Investments)

4,588	Chrysler Group LLC, Term Loan	4.300%	1-Month LIBOR	2.000%	12/31/18	Baa2	4,597,657
1,489	Navistar, Inc., Tranche B, Term Loan	5.780%	1-Month LIBOR	3.500%	11/06/24	Ba3	1,493,708
6,077	Total Automobiles						6,091,365

	Beverages – 0.5% (0.3% of Total Investments)

3,358	Jacobs Douwe Egberts, Term Loan B	4.625%	3-Month LIBOR	2.250%	10/23/25	BB	3,363,019

	Biotechnology – 0.8% (0.5% of Total Investments)

5,418	Grifols, Inc., Term Loan B	4.467%	1-Week LIBOR	2.250%	1/31/25	BB+	5,428,579

	Building Products – 1.2% (0.8% of Total Investments)

769	Fairmount, Initial Term Loan	6.136%	3-Month LIBOR	3.750%	6/01/25	BB	648,031
651	Ply Gem Industries, Inc., Term Loan B	6.175%	3-Month LIBOR	3.750%	4/12/25	B+	649,259
6,561	Quikrete Holdings, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	11/15/23	BB–	6,544,179
7,981	Total Building Products						7,841,469

	Capital Markets – 2.2% (1.4% of Total Investments)

4,373	Capital Automotive LP, Term Loan, First Lien	4.810%	1-Month LIBOR	2.500%	3/25/24	B1	4,379,133
3,482	Capital Automotive LP, Term Loan, Second Lien	8.302%	1-Month LIBOR	6.000%	3/24/25	B3	3,546,938
6,060	RPI Finance Trust, Term Loan B6	4.386%	3-Month LIBOR	2.000%	3/27/23	BBB–	6,072,823
13,915	Total Capital Markets						13,998,894

	Chemicals – 1.2% (0.7% of Total Investments)

1,209	Ineos US Finance LLC, Term Loan	4.302%	1-Month LIBOR	2.000%	4/01/24	BBB–	1,208,330
2,319	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	2,327,553
600	SI Group, Term Loan B	7.186%	3-Month LIBOR	4.750%	10/15/25	BB–	598,125

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Chemicals (continued)

$3,392	Univar, Inc., Term Loan B	4.552%	1-Month LIBOR	2.250%	7/01/24	BB	$3,395,981
7,520	Total Chemicals						7,529,989

	Commercial Services & Supplies – 5.5% (3.4% of Total Investments)

699	ADS Waste Holdings, Inc., Term Loan B	4.460%	1-Week LIBOR	2.250%	11/10/23	BB+	699,899
3,461	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.732%	3-Month LIBOR	4.250%	6/16/24	B	3,481,379
696	Education Management LLC, Tranche A, Term Loan, (6)	0.000%	N/A	N/A	7/02/20	N/R	48,721
1,567	Education Management LLC, Tranche B, Term Loan, (6)	0.000%	N/A	N/A	7/02/20	N/R	58,766
7,673	Formula One Group, Term Loan B	4.802%	1-Month LIBOR	2.500%	2/01/24	B+	7,602,998
1,331	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	6.407%	3-Month LIBOR	4.000%	10/19/23	B–	1,268,041
2,375	Getty Images, Inc., Term Loan B, First Lien	5.802%	1-Month LIBOR	3.500%	10/18/19	B3	2,352,164
2,500	GFL Environmental, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	2,465,625
4,440	iQor US, Inc., Term Loan, First Lien	7.400%	3-Month LIBOR	5.000%	4/01/21	Caa1	4,149,892
500	iQor US, Inc., Term Loan, Second Lien	11.148%	3-Month LIBOR	8.750%	4/01/22	Caa3	398,125
1,152	KAR Auction Services, Inc., Term Loan B5	4.938%	3-Month LIBOR	2.500%	3/09/23	Ba2	1,155,205
1,283	LSC Communications, Refinancing Term Loan	7.802%	1-Month LIBOR	5.500%	9/30/22	B1	1,291,354
3,430	Monitronics International, Inc., Term Loan B2, First Lien	7.886%	3-Month LIBOR	5.500%	9/30/22	Caa1	3,368,912
3,289	Protection One, Inc., Term Loan	5.052%	1-Month LIBOR	2.750%	5/02/22	BB–	3,295,409
1,950	Universal Services of America, Initial Term Loan, First Lien	6.136%	3-Month LIBOR	3.750%	7/28/22	BB	1,937,208
1,750	Universal Services of America, Term Loan, Second Lien	10.794%	2-Month LIBOR	8.500%	7/28/23	CCC+	1,739,063
341	West Corporation, Incremental Term Loan B1	6.026%	1-Month LIBOR	3.500%	10/10/24	Ba3	337,919
38,437	Total Commercial Services & Supplies						35,650,680

	Communications Equipment – 4.2% (2.6% of Total Investments)

5,558	Avaya, Inc., Tranche B Term Loan	6.530%	1-Month LIBOR	4.250%	12/15/24	BB–	5,587,096
1,637	Mitel US Holdings, Inc., Incremental Term Loan	6.052%	1-Month LIBOR	3.750%	9/25/23	B+	1,637,124
1,600	Mitel US Holdings, Inc., Term Loan, First Lien, (DD1)	0.000%	N/A	N/A	N/A	B	1,613,200
734	MultiPlan, Inc., Term Loan B	5.136%	3-Month LIBOR	2.750%	6/07/23	B+	732,565
2,261	Plantronics, Inc., Term Loan, B	4.802%	1-Month LIBOR	2.500%	7/02/25	Ba1	2,258,043
15,965	Univision Communications, Inc., Term Loan C5	5.052%	1-Month LIBOR	2.750%	3/15/24	BB–	15,358,474
27,755	Total Communications Equipment						27,186,502

	Construction & Engineering – 0.6% (0.4% of Total Investments)

1,995	KBR, Inc., Term Loan B	6.045%	1-Month LIBOR	3.750%	4/25/25	B+	2,002,481
1,760	Traverse Midstream Partners, Term Loan B	6.600%	6-Month LIBOR	4.000%	9/27/24	B+	1,774,202
3,755	Total Construction & Engineering						3,776,683

	Consumer Finance – 0.8% (0.5% of Total Investments)

2,492	Vantiv LLC, Repriced Term Loan B4	4.030%	1-Month LIBOR	1.750%	8/09/24	BBB–	2,490,494
2,667	Verscend Technologies, Term Loan B	6.802%	1-Month LIBOR	4.500%	8/27/25	B+	2,691,254
5,159	Total Consumer Finance						5,181,748

	Containers & Packaging – 0.2% (0.1% of Total Investments)

1,397	Berry Global, Inc., Term Loan Q	4.277%	1-Month LIBOR	2.000%	10/01/22	BBB–	1,399,100

	Distributors – 0.3% (0.2% of Total Investments)

1,995	SRS Distribution, Inc., Term Loan B	5.552%	1-Month LIBOR	3.250%	5/23/25	B	1,956,347

	Diversified Consumer Services – 2.4% (1.5% of Total Investments)

5,813	Cengage Learning Acquisitions, Inc., Term Loan B	6.530%	1-Month LIBOR	4.250%	6/07/23	B	5,414,839
4,064	Houghton Mifflin, Term Loan B, First Lien	5.295%	1-Month LIBOR	3.000%	5/28/21	B	3,745,637
2,321	Laureate Education, Inc., Term Loan B	6.027%	3-Month LIBOR	3.500%	4/26/24	B+	2,328,794

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Consumer Services (continued)

$4,000	Refinitiv US Holdings Inc., Term Loan B	6.052%	1-Month LIBOR	3.750%	10/01/25	BB+	$3,965,000
16,198	Total Diversified Consumer Services						15,454,270

	Diversified Financial Services – 2.3% (1.4% of Total Investments)

962	Altisource Solutions S.A R.L., Term Loan B	6.386%	3-Month LIBOR	4.000%	4/03/24	B+	964,284
1,706	Freedom Mortgage Corporation, Term Loan B	7.050%	1-Month LIBOR	4.750%	2/23/22	BB–	1,721,071
844	Lions Gate Entertainment Corp., Term Loan B	4.552%	1-Month LIBOR	2.250%	3/24/25	Ba2	842,099
2,032	Travelport LLC, Term Loan B	4.814%	3-Month LIBOR	2.500%	3/17/25	B+	2,032,218
3,066	Veritas US, Inc., Term Loan B1	6.823%	3-Month LIBOR	4.500%	1/27/23	B	2,932,533
6,592	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	8.302%	1-Month LIBOR	6.000%	6/30/22	Caa2	6,146,829
15,202	Total Diversified Financial Services						14,639,034

	Diversified Telecommunication Services – 6.8% (4.2% of Total Investments)

2,166	CenturyLink, Inc., Initial Term Loan A	5.052%	1-Month LIBOR	2.750%	11/01/22	BBB–	2,165,235
9,626	CenturyLink, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	1/31/25	BBB–	9,536,118
5,796	Frontier Communications Corporation, Term Loan B	6.060%	1-Month LIBOR	3.750%	1/14/22	BB	5,628,185
465	Intelsat Jackson Holdings, S.A., Term Loan B4	6.795%	1-Month LIBOR	4.500%	1/02/24	B1	484,658
744	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	765,354
5,683	Level 3 Financing, Inc., Tranche B, Term Loan	4.530%	1-Month LIBOR	2.250%	2/22/24	BBB–	5,693,906
7,000	Numericable Group S.A., Term Loan B13	6.280%	1-Month LIBOR	4.000%	8/14/26	B1	6,874,595
724	Windstream Corporation, Term Loan B6	6.290%	1-Month LIBOR	4.000%	3/29/21	BB	680,865
12,000	Ziggo B.V., Term Loan E	4.780%	1-Month LIBOR	2.500%	4/15/25	BB	11,783,160
44,204	Total Diversified Telecommunication Services						43,612,076

	Electric Utilities – 0.9% (0.6% of Total Investments)

857	EFS Cogen Holdings LLC, Term Loan B	5.640%	3-Month LIBOR	3.250%	6/28/23	BB–	857,143
3,200	Vistra Operations Co., Term Loan B1	4.302%	1-Month LIBOR	2.000%	8/01/23	BBB–	3,196,799
1,713	Vistra Operations Co., Term Loan B3	4.293%	1-Month LIBOR	2.000%	12/31/25	BBB–	1,710,345
5,770	Total Electric Utilities						5,764,287

	Electrical Equipment – 0.4% (0.3% of Total Investments)

1,742	TTM Technologies, Inc., Term Loan B	4.756%	1-Month LIBOR	2.500%	9/28/24	BB+	1,745,403
842	Zebra Technologies Corporation, Term Loan B	4.063%	3-Month LIBOR	1.750%	10/27/21	BB+	846,321
2,584	Total Electrical Equipment						2,591,724

	Energy Equipment & Services – 1.7% (1.1% of Total Investments)

1,408	Cypress Semiconductor Corp, Term Loan B	4.310%	1-Month LIBOR	2.000%	7/05/21	BB+	1,408,116
4,975	McDermott International, Term Loan	7.302%	1-Month LIBOR	5.000%	5/12/25	BB–	4,924,006
337	Ocean Rig UDW, Inc., Term Loan	8.000%	N/A	N/A	9/20/24	B	354,583
4,706	Seadrill Partners LLC, Initial Term Loan	8.386%	3-Month LIBOR	6.000%	2/21/21	CCC+	4,379,436
11,426	Total Energy Equipment & Services						11,066,141

	Equity Real Estate Investment Trusts – 1.0% (0.6% of Total Investments)

6,642	Communications Sales & Leasing, Inc., Shortfall Term Loan	5.302%	1-Month LIBOR	3.000%	10/24/22	BB+	6,298,579

	Food & Staples Retailing – 4.5% (2.8% of Total Investments)

2,940	Albertson’s LLC, Term Loan B5	5.381%	3-Month LIBOR	3.000%	12/21/22	Ba2	2,937,470
1,887	Albertson’s LLC, Term Loan B6	5.311%	3-Month LIBOR	3.000%	6/22/23	Ba2	1,882,082
21,571	Albertson’s LLC, Term Loan B7, (DD1)	0.000%	N/A	N/A	10/29/25	Ba2	21,431,690
714	Del Monte Foods Company, Term Loan, First Lien	5.565%	N/A	N/A	2/18/21	CCC+	634,365
1,667	Hearthside Group Holdings LLC, Term Loan B	5.302%	1-Month LIBOR	3.000%	5/23/25	B	1,641,046
881	Save-A–Lot, Term Loan B	8.302%	1-Month LIBOR	6.000%	12/05/23	B3	633,996
29,660	Total Food & Staples Retailing						29,160,649

	Food Products – 2.2% (1.3% of Total Investments)

1,335	American Seafoods Group LLC, Term Loan B	5.060%	1-Month LIBOR	2.750%	8/21/23	BB–	1,334,062
12,600	US Foods, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	6/27/23	BBB–	12,595,679
13,935	Total Food Products						13,929,741

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Equipment & Supplies – 1.5% (1.0% of Total Investments)

$2,051	Acelity, Term Loan B	5.636%	3-Month LIBOR	3.250%	2/02/24	B1	$2,060,838
1,275	Greatbatch, New Term Loan B	5.280%	1-Month LIBOR	3.000%	10/27/22	B+	1,281,874
1,000	LifeScan, Term Loan B	8.396%	3-Month LIBOR	6.000%	10/01/24	B+	978,750
2,234	Onex Carestream Finance LP, Term Loan, First Lien	6.302%	1-Month LIBOR	4.000%	6/07/19	B1	2,231,726
2,328	Onex Carestream Finance LP, Term Loan, Second Lien	10.802%	1-Month LIBOR	8.500%	12/07/19	B–	2,324,774
997	Vyaire Medical, Inc., Term Loan B	7.136%	3-Month LIBOR	4.750%	4/16/25	B2	982,538
9,885	Total Health Care Equipment & Supplies						9,860,500

	Health Care Providers & Services – 6.6% (4.1% of Total Investments)

1,879	Acadia Healthcare, Inc., Term Loan B3	4.802%	1-Month LIBOR	2.500%	2/11/22	Ba2	1,885,963
1,209	Air Medical Group Holdings, Inc., Term Loan B	6.530%	1-Month LIBOR	4.250%	3/14/25	B1	1,188,811
2,322	Air Medical Group Holdings, Inc., Term Loan B	5.534%	1-Month LIBOR	3.250%	4/28/22	B1	2,260,282
997	Ardent Health, Term Loan, First Lien	6.802%	1-Month LIBOR	4.500%	6/30/25	B1	1,003,580
2,748	Catalent Pharma Solutions, Inc., Term Loan B	4.552%	1-Month LIBOR	2.250%	5/20/24	BB	2,763,077
1,670	Community Health Systems, Inc., Term Loan H	5.563%	3-Month LIBOR	3.250%	1/27/21	B	1,638,599
1,424	Concentra, Inc., Term Loan B	5.030%	1-Month LIBOR	2.750%	10/01/22	B+	1,429,155
1,079	ConvaTec, Inc., Term Loan B	4.636%	3-Month LIBOR	2.250%	10/25/23	BB	1,079,569
674	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	5.052%	1-Month LIBOR	2.750%	6/24/21	BBB–	675,728
2,559	HCA, Inc., Term Loan A5	3.802%	1-Month LIBOR	1.500%	6/10/20	BBB–	2,568,087
3,292	HCA, Inc., Term Loan B11	4.052%	1-Month LIBOR	1.750%	3/17/23	BBB–	3,308,536
1,886	Healogics, Inc., Term Loan, First Lien	6.580%	3-Month LIBOR	4.250%	7/01/21	B–	1,777,580
132	Heartland Dental Care, Inc., Delay Draw Facility, (5)	3.750%	N/A	N/A	4/30/25	B2	131,621
877	Heartland Dental Care, Inc., Term Loan, First Lien	6.052%	1-Month LIBOR	3.750%	4/30/25	B2	875,280
3,421	Kindred at Home Hospice, Term Loan B	6.063%	1-Month LIBOR	3.750%	7/02/25	B1	3,440,057
1,000	Kindred at Home Hospice, Term Loan, Second Lien	9.313%	1-Month LIBOR	7.000%	6/21/26	CCC+	1,024,375
2,875	McGraw-Hill Education Holdings LLC, Term Loan B	4.780%	1-Month LIBOR	2.500%	3/06/25	Ba2	2,883,069
3,656	Millennium Laboratories, Inc., Term Loan B, First Lien	8.802%	1-Month LIBOR	6.500%	12/21/20	CCC+	2,028,962
6,867	Pharmaceutical Product Development, Inc., Term Loan B	4.802%	1-Month LIBOR	2.500%	8/18/22	Ba3	6,855,421
1,492	PharMerica, Term Loan, First Lien	5.780%	1-Month LIBOR	3.500%	12/06/24	B1	1,499,030
1,492	Prospect Medical Holdings, Term Loan B1	7.813%	1-Month LIBOR	5.500%	2/22/24	B1	1,505,559
269	Quorum Health Corp., Term Loan B	9.052%	1-Month LIBOR	6.750%	4/29/22	B1	272,589
371	Vizient, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	2/13/23	Ba3	373,104
44,191	Total Health Care Providers & Services						42,468,034

	Health Care Technology – 1.1% (0.7% of Total Investments)

6,825	Emdeon, Inc., Term Loan	5.173%	1-Month LIBOR	2.750%	3/01/24	Ba3	6,825,444

	Hotels, Restaurants & Leisure – 13.0% (8.1% of Total Investments)

2,559	24 Hour Fitness Worldwide Inc., Term Loan, B	5.802%	1-Month LIBOR	3.500%	5/30/25	Ba3	2,566,540
1,166	Aramark Corporation, Term Loan	4.052%	1-Month LIBOR	1.750%	3/11/25	BBB–	1,167,472
995	Arby’s Restaurant Group, Inc., Term Loan B	5.460%	2-Month LIBOR	3.250%	2/05/25	B	994,169
18,550	Burger King Corporation, Term Loan B3	4.552%	1-Month LIBOR	2.250%	2/16/24	Ba3	18,501,688
3,524	Caesars Entertainment Operating Company, Inc., Term Loan B, (DD1)	4.302%	1-Month LIBOR	2.000%	10/06/24	BB	3,510,399
4,962	Caesars Resort Collection, Term Loan, First Lien	5.052%	1-Month LIBOR	2.750%	12/23/24	BB	4,969,745
2,018	CCM Merger, Inc., Term Loan B	4.552%	1-Month LIBOR	2.750%	8/09/21	BB	2,023,789
4,594	CityCenter Holdings LLC, Term Loan B	4.552%	1-Month LIBOR	2.250%	4/18/24	BB–	4,590,659
2,691	Equinox Holdings, Inc., Term Loan B1	5.302%	1-Month LIBOR	3.000%	3/08/24	B+	2,703,536
982	Four Seasons Holdings, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	11/30/23	BB	983,900
9,579	Hilton Hotels, Term Loan B	4.031%	1-Month LIBOR	1.750%	10/25/23	BBB–	9,600,231
3,839	Intrawest Resorts Holdings, Inc., Term Loan B	5.302%	1-Month LIBOR	3.000%	7/31/24	B	3,848,948
2,507	Life Time Fitness, Inc., Term Loan B	5.063%	3-Month LIBOR	2.750%	6/10/22	BB–	2,509,223
3,330	MGM Growth Properties, Term Loan B	4.302%	1-Month LIBOR	2.000%	4/25/25	BB+	3,323,866
11,271	Scientific Games Corp., Initial Term Loan B5	5.046%	1-Month LIBOR	2.750%	8/14/24	Ba3	11,177,436
3,182	Seaworld Parks and Entertainment, Inc., Term Loan B5	5.302%	1-Month LIBOR	3.000%	4/01/24	B	3,180,746
2,693	Stars Group Holdings, Term Loan B	5.886%	3-Month LIBOR	3.500%	7/10/25	B+	2,708,211
3,453	Station Casino LLC, Term Loan B	4.810%	1-Month LIBOR	2.500%	6/08/23	BB–	3,454,820
2,000	Wyndham International, Inc., Term Loan B	4.052%	1-Month LIBOR	1.750%	5/30/25	BBB–	2,001,670
83,895	Total Hotels, Restaurants & Leisure						83,817,048

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Household Durables – 0.3% (0.2% of Total Investments)

$2,291	Serta Simmons Holdings LLC, Term Loan, First Lien	5.775%	1-Month LIBOR	3.500%	11/08/23	B–	$2,071,941

	Household Products – 0.8% (0.5% of Total Investments)

1,000	Energizer Holdings, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,002,815
3,793	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.052%	1-Month LIBOR	2.750%	2/05/23	B+	3,800,590
4,793	Total Household Products						4,803,405

	Independent Power & Renewable Electricity Producers – 1.0% (0.6% of Total Investments)

6,467	NRG Energy, Inc., Term Loan B	4.136%	3-Month LIBOR	1.750%	6/30/23	BBB–	6,451,104

	Industrial Conglomerates – 0.2% (0.1% of Total Investments)

1,493	Education Advisory Board, Term Loan, First Lien	6.406%	3-Month LIBOR	3.750%	11/15/24	B2	1,481,306

	Insurance – 2.2% (1.4% of Total Investments)

985	Acrisure LLC, Term Loan B	6.552%	1-Month LIBOR	4.250%	11/22/23	B	989,158
6,134	Alliant Holdings I LLC, Term Loan B	5.280%	1-Month LIBOR	3.000%	5/09/25	B	6,137,718
4,007	Asurion LLC, Term Loan B6	5.302%	1-Month LIBOR	3.000%	11/03/23	Ba3	4,016,562
3,360	Hub International Holdings, Inc., Term Loan B	5.490%	3-Month LIBOR	3.000%	4/25/25	B	3,354,860
14,486	Total Insurance						14,498,298

	Interactive Media & Services – 0.2% (0.1% of Total Investments)

1,513	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	5.348%	3-Month LIBOR	3.000%	11/03/23	BB+	1,471,283

	Internet and Direct Marketing Retail – 0.9% (0.6% of Total Investments)

746	Uber Technologies, Inc., Term Loan	5.780%	1-Month LIBOR	3.500%	7/13/23	N/R	747,245
4,995	Uber Technologies, Inc., Term Loan, (DD1)	6.281%	1-Month LIBOR	4.000%	4/04/25	N/R	5,000,220
5,741	Total Internet and Direct Marketing Retail						5,747,465

	Internet Software & Services – 0.8% (0.5% of Total Investments)

1,955	Ancestry.com, Inc., Term Loan, First Lien	5.550%	1-Month LIBOR	3.250%	10/19/23	B	1,965,264
1,083	Dynatrace, Term Loan, First Lien	5.552%	1-Month LIBOR	3.250%	8/22/25	B1	1,091,688
110	Dynatrace, Term Loan, Second Lien	9.302%	1-Month LIBOR	7.000%	8/21/26	CCC+	111,464
2,448	SkillSoft Corporation, Term Loan, Second Lien	10.552%	1-Month LIBOR	8.250%	4/28/22	CCC–	1,952,900
5,596	Total Internet Software & Services						5,121,316

	IT Services – 5.9% (3.7% of Total Investments)

1,130	DTI Holdings, Inc., Replacement Term Loan B1	7.276%	2-Month LIBOR	4.750%	9/29/23	B	1,081,524
1,068	Engility Corporation, Term Loan B2	5.052%	N/A	N/A	8/11/23	BB–	1,071,388
3,007	First Data Corporation, Term Loan, First Lien	4.287%	1-Month LIBOR	2.000%	7/10/22	BB+	3,000,494
9,528	First Data Corporation, Term Loan, First Lien	4.287%	1-Month LIBOR	2.000%	4/26/24	BB+	9,487,511
1,690	Gartner, Inc., Term Loan A	4.052%	1-Month LIBOR	1.750%	3/21/22	Ba1	1,696,241
2,992	GTT Communications, Inc., Term Loan, First Lien	5.050%	1-Month LIBOR	2.750%	6/02/25	BB–	2,956,620
700	Presidio, Inc., Term Loan B	5.145%	3-Month LIBOR	2.750%	2/02/24	B+	701,026
3,633	Sabre, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	2/22/24	BB	3,635,682
860	Science Applications International Corporation, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	859,808
3,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	11.280%	1-Month LIBOR	9.000%	3/11/24	CCC+	3,392,077
4,677	Syniverse Holdings, Inc., Tranche Term Loan C	7.280%	1-Month LIBOR	5.000%	3/09/23	B	4,710,592
2,469	Tempo Acquisition LLC, Term Loan B	5.302%	1-Month LIBOR	3.000%	5/01/24	B1	2,473,688
1,277	West Corporation, Term Loan B	6.526%	3-Month LIBOR	4.000%	10/10/24	BB+	1,273,123
1,466	WEX, Inc., Term Loan B	4.552%	1-Month LIBOR	2.250%	7/01/23	BB–	1,470,832
37,997	Total IT Services						37,810,606

	Life Sciences Tools & Services – 0.3% (0.2% of Total Investments)

609	Inventiv Health, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	8/01/24	BB	608,823
1,485	Parexel International Corp., Term Loan B	5.052%	1-Month LIBOR	2.750%	9/27/24	B1	1,466,675
2,094	Total Life Sciences Tools & Services						2,075,498

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Machinery – 1.0% (0.6% of Total Investments)

$1,011	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	5.280%	1-Month LIBOR	3.000%	2/01/24	B+	$1,014,367
2,598	Gardner Denver, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	7/30/24	BB	2,606,644
1,463	Gates Global LLC, Term Loan B	5.052%	1-Month LIBOR	2.750%	4/01/24	B+	1,466,502
895	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	6.886%	3-Month LIBOR	4.500%	11/27/20	CCC+	856,436
850	TNT Crane and Rigging, Inc., Term Loan, Second Lien	11.386%	3-Month LIBOR	9.000%	11/26/21	CCC–	742,900
6,817	Total Machinery						6,686,849

	Marine – 0.6% (0.4% of Total Investments)

1,313	American Commercial Lines LLC, Term Loan B, First Lien	11.052%	1-Month LIBOR	8.750%	11/12/20	CCC+	1,007,107
3,119	Harvey Gulf International Marine, Inc., Exit Term Loan	8.508%	6-Month LIBOR	6.000%	7/02/23	B	3,150,628
4,432	Total Marine						4,157,735

	Media – 13.1% (8.2% of Total Investments)

2,057	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.552%	1-Month LIBOR	3.250%	7/23/21	B1	1,879,351
1,274	Affinion Group Holdings, Inc., Term Loan, First Lien	10.040%	1-Month LIBOR	7.750%	5/10/22	B2	1,303,818
6,159	Cequel Communication LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	6,155,789
8,286	Catalina Marketing Corporation, Term Loan, First Lien, (6)	5.813%	3-Month LIBOR	3.500%	4/09/21	B2	3,148,749
2,000	Catalina Marketing Corporation, Term Loan, Second Lien, (6)	9.063%	3-Month LIBOR	6.750%	4/11/22	Caa2	178,750
4,888	Charter Communications Operating Holdings LLC, Term Loan B	4.310%	1-Month LIBOR	2.000%	4/30/25	BBB–	4,893,879
2,983	Cineworld Group PLC, Term Loan B	4.802%	1-Month LIBOR	2.500%	2/28/25	BB–	2,973,961
6,897	Clear Channel Communications, Inc., Tranche D, Term Loan, (6)	0.000%	N/A	N/A	1/30/19	CC	5,005,822
9,868	Clear Channel Communications, Inc., Term Loan E, (6)	0.000%	N/A	N/A	7/30/19	CC	7,151,428
2,239	CSC Holdings LLC, Term Loan B	4.780%	1-Month LIBOR	2.500%	1/25/26	BB+	2,240,496
9,338	Cumulus Media, Inc., Exit Term Loan	6.810%	1-Month LIBOR	4.500%	5/13/22	B	9,239,290
830	Gray Television, Inc., Term Loan B2	4.515%	1-Month LIBOR	2.250%	2/07/24	BB+	831,058
2,881	IMG Worldwide, Inc., Term Loan B	5.280%	3-Month LIBOR	2.750%	5/18/25	B	2,881,103
4,033	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1)	6.045%	1-Month LIBOR	3.750%	11/30/23	B1	4,042,580
3,922	McGraw-Hill Education Holdings LLC, Term Loan B	6.302%	1-Month LIBOR	4.000%	5/02/22	BB+	3,772,545
3,546	Meredith Corporation, Tranche Term Loan B1	5.052%	1-Month LIBOR	2.750%	1/31/25	BB	3,545,006
2,000	Metro-Goldwyn-Mayer Inc., Term Loan, First Lien	4.810%	1-Month LIBOR	2.500%	7/03/25	BB	2,005,150
1,250	Metro-Goldwyn-Mayer Inc., Term Loan, Second Lien	6.810%	1-Month LIBOR	4.500%	7/03/26	B2	1,254,300
4,002	Nexstar Broadcasting, Inc., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	4,004,869
640	Nexstar Broadcasting, Inc., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	640,651
533	Red Ventures, Term Loan B	6.302%	1-Month LIBOR	4.000%	11/08/24	BB	536,400
2,736	Sinclair Television Group, Term Loan B2	4.560%	1-Month LIBOR	2.250%	1/31/24	BB+	2,745,474
2,876	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.886%	3-Month LIBOR	3.500%	8/15/22	B	2,888,202
3,066	UPC Financing Partnership, Term Loan AR1, First Lien	4.780%	1-Month LIBOR	2.500%	1/15/26	BB+	3,058,926
8,250	WideOpenWest Finance LLC, Term Loan B	5.540%	1-Month LIBOR	3.250%	8/18/23	B	7,988,283
96,554	Total Media						84,365,880

	Multiline Retail – 1.4% (0.9% of Total Investments)

3,097	99 Cents Only Stores, Tranche B2, Term Loan, Second Lien, (cash 8.853%, PIK 1.500%)	8.853%	3-Month LIBOR	6.500%	1/13/22	CCC+	2,982,639
1,204	Belk, Inc., Term Loan B, First Lien	7.034%	1-Month LIBOR	4.750%	12/12/22	B2	1,014,668
1,990	EG America LLC, Term Loan, First Lien	6.386%	3-Month LIBOR	4.000%	2/07/25	B	1,994,726
1,382	Hudson’s Bay Company, Term Loan B, First Lien	5.545%	1-Month LIBOR	3.250%	9/30/22	BB–	1,362,802
1,863	Neiman Marcus Group, Inc., Term Loan	5.531%	1-Month LIBOR	3.250%	10/25/20	Caa2	1,700,881
9,536	Total Multiline Retail						9,055,716

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels – 1.8% (1.1% of Total Investments)

$1,451	BCP Renaissance Parent, Term Loan B	6.027%	3-Month LIBOR	3.500%	10/31/24	BB–	$1,458,163
1,750	California Resources Corporation, Term Loan	12.670%	1-Month LIBOR	10.375%	12/31/21	B	1,952,711
2,350	California Resources Corporation, Term Loan B	7.037%	1-Month LIBOR	4.750%	12/31/22	B	2,391,125
3,333	Fieldwood Energy LLC, Exit Term Loan	7.552%	1-Month LIBOR	5.250%	4/11/22	BB–	3,360,288
1,158	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.552%	1-Month LIBOR	7.250%	4/11/23	B+	1,119,988
1,453	Peabody Energy Corporation, Term Loan B	5.052%	1-Month LIBOR	2.750%	3/31/25	BB	1,452,678
65	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC	64,927
11,560	Total Oil, Gas & Consumable Fuels						11,799,880

	Personal Products – 1.7% (1.1% of Total Investments)

6,172	Coty, Inc., Term Loan A	4.031%	1-Month LIBOR	1.750%	4/05/23	BB+	6,017,578
1,995	Coty, Inc., Term Loan B	4.531%	1-Month LIBOR	2.250%	4/07/25	BB+	1,959,250
4,380	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.813%	3-Month LIBOR	3.500%	11/16/20	B3	3,223,299
12,547	Total Personal Products						11,200,127

	Pharmaceuticals – 1.3% (0.8% of Total Investments)

1,313	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.802%	1-Month LIBOR	3.500%	9/26/24	B–	1,261,305
4,713	Concordia International Corp, Term Loan,	7.781%	1-Month LIBOR	5.500%	9/06/24	B–	4,630,522
2,298	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	5.274%	1-Month LIBOR	3.000%	6/02/25	BB–	2,302,213
8,324	Total Pharmaceuticals						8,194,040

	Professional Services – 1.7% (1.0% of Total Investments)

2,256	Ceridian HCM Holding, Inc., Term Loan B	5.552%	1-Month LIBOR	3.250%	4/30/25	B	2,267,705
2,955	Nielsen Finance LLC, Term Loan B4	4.281%	1-Month LIBOR	2.000%	10/04/23	BBB–	2,945,145
1,197	On Assignment, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	4/02/25	BB	1,200,666
4,744	Skillsoft Corporation, Initial Term Loan, First Lien	7.052%	1-Month LIBOR	4.750%	4/28/21	B3	4,395,364
11,152	Total Professional Services						10,808,880

	Real Estate Management & Development – 1.6% (1.0% of Total Investments)

4,750	GGP, Term Loan B	4.795%	1-Month LIBOR	2.500%	8/27/25	BB+	4,682,146
1,481	Realogy Group LLC, Term Loan A	4.530%	1-Month LIBOR	2.250%	2/08/23	BB+	1,481,250
1,848	Realogy Group LLC, Term Loan B	4.530%	1-Month LIBOR	2.250%	2/08/25	BB+	1,845,695
1,975	Trico Group LLC, Term Loan, First Lien	8.813%	3-Month LIBOR	6.500%	2/02/24	B	1,982,406
10,054	Total Real Estate Management & Development						9,991,497

	Road & Rail – 2.3% (1.5% of Total Investments)

11,174	Avolon LLC, Term Loan B	4.280%	1-Month LIBOR	2.000%	1/15/25	BBB–	11,159,607
1,945	Quality Distribution, Incremental Term Loan, First Lien	7.886%	3-Month LIBOR	5.500%	8/18/22	B2	1,970,528
1,948	Savage Enterprises LLC, Term Loan B	6.770%	1-Month LIBOR	4.500%	8/01/25	B+	1,967,205
15,067	Total Road & Rail						15,097,340

	Semiconductors & Semiconductor Equipment – 1.2% (0.7% of Total Investments)

1,302	Lumileds, Term Loan B	5.859%	3-Month LIBOR	3.500%	6/30/24	B1	1,276,925
2,713	Microchip Technology., Inc., Term Loan B	4.310%	1-Month LIBOR	2.000%	5/29/25	Baa3	2,706,896
1,711	Micron Technology, Inc., Term Loan B	4.060%	1-Month LIBOR	1.750%	4/10/22	Baa2	1,714,902
2,021	ON Semiconductor Corporation, Term Loan B3	4.052%	1-Month LIBOR	1.750%	3/31/23	Baa3	2,020,459
7,747	Total Semiconductors & Semiconductor Equipment						7,719,182

	Software – 11.9% (7.4% of Total Investments)

4,312	Blackboard, Inc., Term Loan B4, (DD1)	7.445%	3-Month LIBOR	5.000%	6/30/21	B–	4,127,970
7,340	BMC Software, Inc., Term Loan B	6.648%	3-Month LIBOR	4.250%	9/01/25	B	7,374,878
685	Compuware Corporation, Term Loan, First Lien	5.787%	1-Month LIBOR	3.500%	8/25/25	B1	691,253
3,623	Ellucian, Term Loan B, First Lien	5.636%	3-Month LIBOR	3.250%	9/30/22	B	3,634,870
4,422	Greeneden U.S. Holdings II LLC, Term Loan B	5.802%	1-Month LIBOR	3.500%	12/01/23	B	4,443,808
12,045	Infor (US), Inc., Term Loan B	4.992%	3-Month LIBOR	2.750%	2/01/22	B1	12,016,282
2,505	Informatica, Term Loan B	5.552%	1-Month LIBOR	3.250%	8/05/22	B1	2,517,878

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$1,478	Kronos Incorporated, Term Loan B	5.343%	3-Month LIBOR	3.000%	11/20/23	B	$1,481,873
1,000	McAfee Holdings International, Inc., Term Loan, Second Lien	10.795%	1-Month LIBOR	8.500%	9/29/25	B–	1,020,940
4,279	McAfee LLC, Term Loan B	6.049%	1-Month LIBOR	4.500%	9/29/24	B1	4,298,149
1,152	Micro Focus International PLC, New Term Loan	4.802%	1-Month LIBOR	2.500%	6/21/24	BB–	1,150,836
7,780	Micro Focus International PLC, Term Loan B	4.802%	1-Month LIBOR	2.500%	6/21/24	BB–	7,771,882
5,449	Micro Focus International PLC, Term Loan B2	4.552%	1-Month LIBOR	2.250%	11/19/21	BB–	5,420,493
893	Misys, New Term Loan, Second Lien	9.636%	3-Month LIBOR	7.250%	6/13/25	BB–	882,090
995	Mitchell International, Inc., Initial Term Loan, First Lien	5.552%	1-Month LIBOR	3.250%	11/29/24	B2	992,279
667	Mitchell International, Inc., Initial Term Loan, Second Lien	9.552%	1-Month LIBOR	7.250%	12/01/25	CCC	670,937
1,965	RP Crown Parent LLC, Term Loan B	5.052%	1-Month LIBOR	2.750%	10/15/23	B1	1,964,509
5,643	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.552%	1-Month LIBOR	2.250%	4/16/25	BB	5,621,150
2,187	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.552%	1-Month LIBOR	2.250%	4/16/25	BB	2,178,758
8,654	Tibco Software, Inc., Term Loan, First Lien	5.800%	1-Month LIBOR	3.500%	12/04/20	B1	8,683,981
77,074	Total Software						76,944,816

	Specialty Retail – 1.6% (1.0% of Total Investments)

2,390	Academy, Ltd., Term Loan B	6.259%	1-Month LIBOR	4.000%	7/01/22	CCC+	1,790,396
6,399	Petco Animal Supplies, Inc., Term Loan B1	5.777%	3-Month LIBOR	3.250%	1/26/23	B2	4,981,633
3,855	Petsmart Inc., Term Loan B, First Lien	5.280%	1-Month LIBOR	3.000%	3/11/22	B3	3,279,146
12,644	Total Specialty Retail						10,051,175

	Technology Hardware, Storage & Peripherals – 5.7% (3.5% of Total Investments)

5,708	Dell International LLC, Replacement Term Loan A2	4.060%	1-Month LIBOR	1.750%	9/07/21	BBB–	5,707,137
1,532	Dell International LLC, Replacement Term Loan A3	3.810%	1-Month LIBOR	1.500%	12/31/18	BBB–	1,532,348
18,653	Dell International LLC, Refinancing Term Loan B	4.310%	1-Month LIBOR	2.000%	9/07/23	BBB–	18,654,258
10,606	Western Digital, Term Loan B	4.044%	1-Month LIBOR	1.750%	4/29/23	Baa2	10,560,086
36,499	Total Technology Hardware, Storage & Peripherals						36,453,829

	Trading Companies & Distributors – 0.0% (0.0% of Total Investments)

284	HD Supply Waterworks, Ltd., Term Loan B	5.317%	3-Month LIBOR	3.000%	8/01/24	B+	283,977

	Wireless Telecommunication Services – 2.4% (1.5% of Total Investments)

4,373	Asurion LLC, Term Loan B4	5.302%	1-Month LIBOR	3.000%	8/04/22	Ba3	4,386,373
11,328	Sprint Corporation, Term Loan, First Lien	4.813%	1-Month LIBOR	2.500%	2/02/24	Ba2	11,336,335
15,701	Total Wireless Telecommunication Services						15,722,708
$873,340	Total Variable Rate Senior Loan Interests (cost $864,653,742)						846,396,447

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 20.2% (12.6% of Total Investments)

	Banks – 0.1% (0.1% of Total Investments)

$700	Wells Fargo & Company			3.661%	3/04/21	A+	$714,216

	Communications Equipment – 2.4% (1.5% of Total Investments)

210	Avaya Holdings Corporation, (6), (7)			7.000%	4/01/19	N/R	—
5,150	Avaya Holdings Corporation, (6), (7)			10.500%	3/01/21	N/R	—
8,702	Intelsat Jackson Holdings SA			5.500%	8/01/23	CCC+	7,788,290
7,080	Intelsat Jackson Holdings SA, 144A			9.750%	7/15/25	CCC+	7,416,300
21,142	Total Communications Equipment						15,204,590

	Containers & Packaging – 0.9% (0.5% of Total Investments)

5,718	Reynolds Group Issuer Inc.			5.750%	10/15/20	B+	5,717,736

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Financial Services – 0.4% (0.2% of Total Investments)

$2,275	JPMorgan Chase & Company	2.877%	3/09/21	AA–	$2,277,923

	Diversified Telecommunication Services – 2.5% (1.6% of Total Investments)

1,730	CSC Holdings LLC, 144A	10.125%	1/15/23	B+	1,877,863
3,350	CSC Holdings LLC, 144A	10.875%	10/15/25	B+	3,865,062
11,064	Intelsat Luxembourg SA	7.750%	6/01/21	Ca	10,455,480
16,144	Total Diversified Telecommunication Services				16,198,405

	Health Care Providers & Services – 1.6% (1.0% of Total Investments)

7,000	HCA Inc.	6.500%	2/15/20	BBB–	7,227,500
1,260	Tenet Healthcare Corporation	4.750%	6/01/20	BB–	1,263,150
830	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	849,961
1,200	Tenet Healthcare Corporation	4.500%	4/01/21	BB–	1,194,000
10,290	Total Health Care Providers & Services				10,534,611

	Hotels, Restaurants & Leisure – 1.2% (0.7% of Total Investments)

2,000	MGM Resorts International	5.250%	3/31/20	BB	2,025,000
5,500	Scientific Games International Inc.	10.000%	12/01/22	B–	5,747,500
7,500	Total Hotels, Restaurants & Leisure				7,772,500

	Household Durables – 1.4% (0.9% of Total Investments)

6,780	Lennar Corporation	4.125%	12/01/18	BBB–	6,771,525
2,100	Lennar Corporation	4.500%	11/15/19	BBB–	2,107,875
8,880	Total Household Durables				8,879,400

	Media – 3.8% (2.4% of Total Investments)

1,000	CCO Holdings LLC	5.750%	9/01/23	BB+	1,007,500
200	Charter Communications Operating LLC	3.579%	7/23/20	BBB–	199,734
645	DISH DBS Corporation	5.125%	5/01/20	BB	646,612
2,000	DISH DBS Corporation	5.875%	7/15/22	BB	1,890,000
2,500	DISH DBS Corporation	5.875%	11/15/24	BB	2,125,000
2,000	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	2,027,700
4,812	iHeartCommunications Inc., (6)	9.000%	12/15/19	CC	3,464,640
16,459	iHeartCommunications Inc., (6)	14.000%	2/01/21	C	1,954,546
1,762	iHeartCommunications Inc., 144A, (6)	11.250%	3/01/21	C	1,215,780
8,250	iHeartCommunications Inc., (6)	9.000%	3/01/21	CC	5,960,625
4,960	Intelsat Luxembourg SA	8.125%	6/01/23	CCC–	4,167,144
44,588	Total Media				24,659,281

	Oil, Gas & Consumable Fuels – 1.5% (0.9% of Total Investments)

6,905	California Resources Corporation, 144A	8.000%	12/15/22	B–	6,145,450
700	Denbury Resources Inc.	6.375%	8/15/21	CCC+	651,000
2,547	Denbury Resources Inc., 144A	9.250%	3/31/22	B+	2,655,248
225	EP Energy LLC, 144A	9.375%	5/01/24	Caa2	171,000
10,377	Total Oil, Gas & Consumable Fuels				9,622,698

	Pharmaceuticals – 0.5% (0.3% of Total Investments)

2,000	Bausch Health Cos Inc., 144A	6.500%	3/15/22	BB–	2,070,000
1,165	Concordia International Corporation	8.000%	9/06/24	B3	1,138,788
3,165	Total Pharmaceuticals				3,208,788

	Real Estate Management & Development – 0.6% (0.4% of Total Investments)

4,250	Realogy Group LLC, 144A	5.250%	12/01/21	B1	4,175,625

	Semiconductors & Semiconductor Equipment – 0.4% (0.2% of Total Investments)

1,564	Advanced Micro Devices Inc.	7.500%	8/15/22	B+	1,712,580
930	Advanced Micro Devices Inc.	7.000%	7/01/24	B+	968,363
2,494	Total Semiconductors & Semiconductor Equipment				2,680,943

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Software – 0.9% (0.6% of Total Investments)

$3,650	Infor US Inc., 144A	5.750%	8/15/20	B1	$3,691,062
2,000	TIBCO Software Inc., 144A	11.375%	12/01/21	CCC+	2,120,000
5,650	Total Software				5,811,062

	Wireless Telecommunication Services – 2.0% (1.3% of Total Investments)

750	Level 3 Financing Inc.	5.375%	8/15/22	BB	750,937
2,250	Sprint Communications Inc.	7.000%	8/15/20	B+	2,328,750
7,750	Sprint Corporation	7.875%	9/15/23	B+	8,273,125
1,750	Sprint Corporation	7.125%	6/15/24	B+	1,789,375
12,500	Total Wireless Telecommunication Services				13,142,187
$155,673	Total Corporate Bonds (cost $137,886,359)				130,599,965

Shares	Description (1)				Value

	COMMON STOCKS – 2.4% (1.5% of Total Investments)

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

56,310	Cengage Learning Holdings II Inc., (8), (9)				$511,464

	Energy Equipment & Services – 0.5% (0.3% of Total Investments)

39,026	C&J Energy Services Inc., (8)				732,908
51,606	Ocean Rig UDW Inc., (8)				1,563,146
2,712	Vantage Drilling International, (8), (9)				828,969
	Total Energy Equipment & Services				3,125,023

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

74,059	Millennium Health LLC, (8), (9)				4,295
68,990	Millennium Health LLC, (7), (8)				136,626
64,762	Millennium Health LLC, (7), (8)				121,776
	Total Health Care Providers & Services				262,697

	Marine – 0.3% (0.2% of Total Investments)

32,786	HGIM Corporation, (9)				1,737,658
7,338	HGIM Corporation, (8), (9)				388,914
	Total Marine				2,126,572

	Media – 0.7% (0.4% of Total Investments)

119,154	Cumulus Media Inc., (8)				1,734,882
1,973,746	Hibu PLC, (8), (9)				592,124
26,045	Metro-Goldwyn-Mayer Inc., (8), (9)				2,200,803
45,941	Tribune Media Company, (9)				22,971
	Total Media				4,550,780

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

64	Southcross Holdings Borrower LP, (8), (9)				48,000

	Pharmaceuticals – 0.1% (0.1% of Total Investments)

34,292	Concordia International Corporation, (8)				696,549

	Software – 0.7% (0.4% of Total Investments)

254,188	Avaya Holdings Corporation, (8)				4,173,771

	Specialty Retail – 0.0% (0.0% of Total Investments)

10,908	Gymboree Holding Corporation, (8), (9)				51,813
29,698	Gymboree Holding Corporation, (8), (9)				141,066
	Total Specialty Retail				192,879
	Total Common Stocks (cost $23,249,546)				15,687,735

Shares	Description (1), (10)				Value

	INVESTMENTS COMPANIES – 1.7% (1.1% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund				$4,859,398
968,586	Eaton Vance Senior Income Trust				6,024,605
	Total Investment Companies (cost $11,981,509)				10,884,003

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES – 1.4% (0.9% of Total Investments)

$1,200	Bristol Park CLO LTD, Series 2016-1A, 144A, (3-Month LIBOR reference rate + 7.250% spread), (11)	9.686%	4/15/29	Ba3	$1,222,702
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A, 144A	1.000%	1/18/29	BB–	497,184
1,200	Dryden 50 Senior Loan Fund, Series 2017-50A, 144A, (3-Month LIBOR reference rate + 6.260% spread), (11)	8.696%	7/15/30	Ba3	1,208,676
1,250	Gilbert Park CLO LTD, Series 2017-1A, 144A, (3-Month LIBOR reference rate + 6.400% spread), (11)	8.836%	10/15/30	Ba3	1,262,626
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A, (3-Month LIBOR reference rate + 7.620% spread), (11)	10.070%	1/20/29	BB	1,514,867
2,750	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-10A, 144A, (3-Month LIBOR reference rate + 5.500% spread), (11)	7.969%	4/20/26	Ba3	2,750,836
600	Neuberger Berman Loan Advisers CLO 28 Limited, Series 2018-28A, 144A, (3-Month LIBOR reference rate + 5.600% spread), (11)	8.069%	4/20/30	BB–	599,978
$9,000	Total Asset-Backed Securities (cost $8,809,964)				9,056,869

Shares	Description (1)				Value

	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)

2,637	Fieldwood Energy LLC, (8), (9)				$129,213
13,053	Fieldwood Energy LLC, (7), (8)				568,628
	Total Common Stock Rights (cost $372,582)				697,841

Shares	Description (1)				Value

	WARRANTS – 0.0% (0.0% of Total Investments)

21,002	Avaya Holdings Corporation				$47,254
	Total Warrants (cost $1,915,310)				47,254

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.0% (0.0% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

$850	Nortel Networks Limited, (6)	1.750%	4/15/12	N/R	$25,500
$850	Total Convertible Bonds (cost $13,960)				25,500
	Total Long-Term Investments (cost $1,048,882,972)				1,013,395,614

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 3.3% (2.0% of Total Investments)

	INVESTMENT COMPANIES – 3.3% (2.0% of Total Investments)

21,109,693	BlackRock Liquidity Funds T-Fund Portfolio, (10)	2.082% (12)			$21,109,693
	Total Short-Term Investments (cost $21,109,693)				21,109,693
	Total Investments (cost $1,069,992,665) – 160.2%				1,034,505,307
	Borrowings – (39.4)% (13), (14)				(254,300,000)
	Term Preferred Shares, net of deferred offering costs – (19.2)% (15)				(124,079,960)
	Other Assets Less Liabilities – (1.6)% (16)				(10,440,075)
	Net Assets Applicable to Common Shares – 100%				$645,685,272

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$25,000,000	Pay	1-Month LIBOR	3.350% (17)	Monthly	1/01/22 (18)	$(487,176)	$(487,176)
Morgan Stanley Capital Services LLC	35,000,000	Pay	1-Month LIBOR	5.750	Monthly	6/01/24 (19)	(36,637)	(36,637)
Morgan Stanley Capital Services LLC	55,000,000	Pay	1-Month LIBOR	4.000	Monthly	1/01/27 (20)	(2,515,318)	(2,515,318)
Total	$115,000,000						$(3,039,131)	$(3,039,131)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$846,396,447	$—		$846,396,447
Corporate Bonds	—	130,599,965	—	*	130,599,965
Common Stocks	8,901,256	6,528,077	258,402		15,687,735
Investment Companies	10,884,003	—	—		10,884,003
Asset-Backed Securities	—	9,056,869	—		9,056,869
Common Stock Rights	—	129,213	568,628		697,841
Warrants	47,254	—	—		47,254
Convertible Bonds	—	25,500	—		25,500

Short-Term Investments:
Investment Companies	21,109,693	—	—		21,109,693

Investments in Derivatives:
Interest Rate Swaps**	—	(3,039,131)	—		(3,039,131)
Total	$40,942,206	$989,696,940	$827,030		$1,031,466,176
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$1,082,771,531
Gross unrealized:
Appreciation	$14,427,458
Depreciation	(62,693,682)
Net unrealized appreciation (depreciation) of investments	$(48,266,224)

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) on swaps	(3,039,131)

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(6)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	For fair value measurement disclosure purposes, investment classified as Level 2.

(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(11)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(13)	Borrowings as a percentage of Total Investments is 24.6%.

(14)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(15)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.0%.

(16)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(17)

Effective April 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every three months on specific dates through the swap contract’s termination date.

(18)	This interest rate swap has an optional early termination date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(19)	This interest rate swap has an optional early termination date beginning on June 1, 2020 and monthly thereafter through the termination date as specified in the swap contract.

(20)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2018